BUSINESS COMBINATION - Recapitalization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reverse Recapitalization [Line Items]
Cash - Roman DBDR's trust and cash (net of redemptions)	$ 47,359
Cash - PIPE	60,826	$ 0	$ 0
Less: transaction costs and advisory fees paid	(34,132)
Net Business Combination and PIPE financing	188,226
Common Stock
Reverse Recapitalization [Line Items]
Cash - PIPE	45,000
Exchangeable Notes
Reverse Recapitalization [Line Items]
Cash - PIPE	$ 130,000